Property. plant and equipment (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Owned assets, cost	$ 1,470,494	$ 903,105
Owned assets, accumulated depreciation	394,143	334,546
Owned assets, net book value	1,076,351	568,559
Assets under finance lease, cost	95,797	130,063
Assets under finance least, accumulated depreciation	29,202	52,812
Assets under finance lease, net book value	66,595	77,251
Total plant and equipment, cost	1,566,291	1,033,168
Property, plant and equipment, accumulated depreciation	423,345	387,358
Property, plant and equipment, net book value	1,142,946	645,810
Heavy equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	503,359	368,318
Owned assets, accumulated depreciation	133,448	123,695
Owned assets, net book value	369,911	244,623
Assets under finance lease, cost	64,691	75,750
Assets under finance least, accumulated depreciation	19,435	28,265
Assets under finance lease, net book value	45,256	47,485
Major component parts in use
Property, Plant and Equipment [Line Items]
Owned assets, cost	747,036	388,169
Owned assets, accumulated depreciation	207,969	163,124
Owned assets, net book value	539,067	225,045
Assets under finance lease, cost	28,514	40,406
Assets under finance least, accumulated depreciation	9,580	22,264
Assets under finance lease, net book value	18,934	18,142
Other equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	49,207	40,752
Owned assets, accumulated depreciation	33,952	30,769
Owned assets, net book value	15,255	9,983
Assets under finance lease, cost	37	4,238
Assets under finance least, accumulated depreciation	12	1,814
Assets under finance lease, net book value	25	2,424
Licensed motor vehicles
Property, Plant and Equipment [Line Items]
Owned assets, cost	20,051	12,109
Owned assets, accumulated depreciation	7,207	6,800
Owned assets, net book value	12,844	5,309
Assets under finance lease, cost	2,555	9,669
Assets under finance least, accumulated depreciation	175	469
Assets under finance lease, net book value	2,380	9,200
Office and computer equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	10,133	7,510
Owned assets, accumulated depreciation	6,336	5,669
Owned assets, net book value	3,797	1,841
Buildings
Property, Plant and Equipment [Line Items]
Owned assets, cost	45,681	29,725
Owned assets, accumulated depreciation	5,231	4,489
Owned assets, net book value	40,450	25,236
Capital inventory and capital work in progress
Property, Plant and Equipment [Line Items]
Owned assets, cost	84,555	46,050
Owned assets, accumulated depreciation	0	0
Owned assets, net book value	84,555	46,050
Land
Property, Plant and Equipment [Line Items]
Owned assets, cost	10,472	10,472
Owned assets, accumulated depreciation	0	0
Owned assets, net book value	$ 10,472	$ 10,472